B1 Segment information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
B1 Segment information

B1 Segment information

Operating segments

When determining Ericsson’s operating segments, consideration has been given to the financial reporting reviewed by the Chief Operating Decision Maker (CODM). Markets and what type of customers the products and services aim to attract has been considered, as well as the distribution channels they are sold through. Commonality regarding technology, research and development has also been taken into account. To best reflect the business focus and to facilitate comparability with peers, four operating segments are reported;

•	Networks

•	Digital Services

•	Managed Services

•	Emerging Business and Other.

Segment Networks includes mobile radio access networks, transport solutions and site solutions, as well as related services such as network rollout, network tuning and customer support. 82% of the IPR licensing revenues are reported as part of segment Networks.

Segment Digital Services includes products and services for service providers in the areas of BSS, OSS, Cloud Core, Cloud Communication, NFV and Cloud infrastructure. It also includes consulting, learning and testing services. 18% of the IPR licensing revenues are reported as part of segment Digital Services.

Segment Managed Services covers vendor agnostic services to manage service providers networks and includes networks managed services, IT managed services and ADM, and network design and optimization.

Segment Emerging Business and Other includes Emerging Business, iconec-tiv, Red Bee Media and Media Solutions. Emerging Business include investment areas to support service providers in finding new revenues streams, examples being connectivity services and platforms for Internet of Things. iconectiv is an interconnection solution for service providers and enterprises coming from the former Telcordia business.

Market areas

The market areas are the Company’s primary sales channel with the responsibility to sell and deliver customer solutions.

The Company operates worldwide and reports its operations divided into five geographical market areas:

•	Europe and Latin America

•	Middle East and Africa

•	North America

•	North East Asia

•	South East Asia, Oceania and India.

In addition, IPR licensing revenues and the majority of segment Emerging Business and Other are externally reported as market area Other.

Major customers

The Company does not have any customer for which revenues from transactions have exceeded 10% of the Company’s total revenues for the years 2018, 2017 or 2016.

The company derives most of its sales from large, multi-year agreements with a limited number of significant customers. Out of a customer base of more than 500, mainly consisting of network operators, the 10 largest customers accounted for 48% (45%) of net sales. The largest customer accounted for approximately 9% (8%) of net sales in 2018.

For more information, see Risk factors, “Market, Technology and Business Risks.”

Operating segments 2018
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total Segments	Unallocated	Group
Segment sales	138,570	38,089	25,770	8,409	210,838	—	210,838
Net sales	138,570	38,089	25,770	8,409	210,838	—	210,838
Gross income	55,153	8,318	2,886	1,843	68,200	—	68,200
Gross margin (%)	39.8%	21.8%	11.2%	21.9%	32.3%	—	32.3%
Operating income (loss)	19,421	–13,852	1,093	–5,420	1,242	—	1,242
Operating margin (%)	14.0%	–36.4%	4.2%	–64.5%	0.6%	—	0.6%
Financial income							–316
Financial expenses							–2,389

Income after financial items							–1,463
Taxes							–4,813

Net income (loss)							–6,276

Other segment items
Share in earnings of JV and associated companies	28	27	3	—	58	—	58
Amortizations	–830	–2,295	–14	–807	–3,946	—	–3,946
Depreciations	–1,717	–933	–169	–456	–3,275	—	–3,275
Impairment losses	–308	–406	–29	–354	–1,097	—	–1,097
Restructuring expenses	–1,781	–5,366	–276	–592	–8,015	—	–8,015
Gains/losses on sale of investments and operations	–132	–36	–57	—	–225	—	–225

Operating segments 2017 1)

	Networks	Digital Services	Managed Services	Emerging Business and Other	Total Segments	Unallocated	Group
Segment sales	132,285	38,752	26,472	7,869	205,378	—	205,378
Net sales	132,285	38,752	26,472	7,869	205,378	—	205,378
Gross income	43,428	4,698	–1,574	1,375	47,927	—	47,927
Gross margin (%)	32.8%	12.1%	–5.9%	17.5%	23.3%	—	23.3%
Operating income (loss)	10,455	–27,282	–4,089	–13,827	–34,743	—	–34,743
Operating margin (%)	7.9%	–70.4%	–15.4%	–175.7%	–16.9%	—	–16.9%
Financial income							–372
Financial expenses							–843

Income after financial items							–35,958
Taxes							3,525

Net income (loss)							–32,433

Other segment items
Share in earnings of JV and associated companies	22	8	–6	—	24	—	24
Amortizations	–1,104	–2,465	–14	–765	–4,348	—	–4,348
Depreciations	–1,883	–1,268	–193	–759	–4,103	—	–4,103
Impairment losses	–1,413	–9,349	–108	–8,571	–19,441	—	–19,441
Restructuring expenses	–4,828	–2,513	–675	–485	–8,501	—	–8,501
Gains/losses on sale of investments and operations	316	–56	1	–67	194	—	194

1) 2017 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,”, for more information see Note A3, “Changes in accounting policies.”

Operating segments 2016 1)
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total Segments	Unallocated	Group
Segment sales	140,076	42,774	28,780	8,686	220,316	—	220,316
Net sales	140,076	42,774	28,780	8,686	220,316	—	220,316
Gross income	46,193	15,603	1,244	2,214	65,254	—	65,254
Gross margin (%)	33.2%	35.0%	4.0%	25.5%	29.6%	—	29.6%
Operating income	16,669	–7,146	–326	–4,010	5,187	—	5,187
Operating margin (%)	11.9%	–15.3%	–1.7%	–46.2%	2.4%	—	2.4%
Financial income							–135
Financial expenses							–2,158

Income after financial items							2,894
Taxes							–1,882

Net income							1,012

Other segment items
Share in earnings of JV and associated companies	11	22	—	–2	31	—	31
Amortizations	–1,526	–1,923	–18	–998	–4,465	—	–4,465
Depreciations	–2,532	–1,061	–341	–487	–4,421	—	–4,421
Impairment losses	–90	–38	–12	–101	–241	—	–241
Reversals of impairment losses	5	2	1	—	8	—	8
Restructuring expenses	–3,413	–3,176	–382	–596	–7,567	—	–7,567
Gains/losses on sale of investments and operations	72	27	18	6	123	—	123

1) 2016 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”

Market area 2018

	Net sales					Non-current assets 5)
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total	Total
South East Asia, Oceania & India	21,337	4,824	3,388	40	29,589	445
North East Asia 4)	15,915	4,849	1,465	80	22,309	1,833
North America 3)	46,452	8,358	3,680	96	58,586	9,397
Europe & Latin America 1) 2)	34,413	12,339	13,207	313	60,272	39,481
Middle East & Africa	13,300	6,284	4,030	15	23,629	50
Other 1) 2) 3) 4) 6)	7,153	1,435	—	7,865	16,453	—

Total	138,570	38,089	25,770	8,409	210,838	51,206
1) Of which in Sweden 6)					2 315	34,434
2) Of which in EU 6)					35 941	38,423
3) Of which in the United States 6)					61 446	8,349
4) Of which in China 6)					14 601	1,525

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
6)	Including IPR licensing revenue reported under Other above.

Market area 2017 5)
	Net sales					Non-current assets 6)
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total	Total
South East Asia, Oceania & India	23,367	4,755	3,216	8	31,346	512
North East Asia 4)	16,239	5,463	1,867	14	23,583	1,516
North America 3)	40,645	8,035	3,207	114	52,001	8,387
Europe & Latin America 1) 2)	30,236	12,147	14,138	280	56,801	39,559
Middle East & Africa	14,075	6,800	4,044	46	24,965	63
Other 1) 2) 3) 4) 7)	7,723	1,552	—	7,407	16,682	—

Total	132,285	38,752	26,472	7,869	205,378	50,037
1) Of which in Sweden 7)					3,334	34,381
2) Of which in EU 7)					36,472	37,895
3) Of which in the United States 7)					54,694	7,092
4) Of which in China 7)					14,983	1,123

5)	2017 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”
6)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
7)	Including IPR licensing revenue reported under Other above.

Market area 2016 5)

	Net sales					Non-current assets 6)
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total	Non-current assets
South East Asia, Oceania & India	23,741	4,356	3,355	5	31,457	690
North East Asia 4)	18,694	6,777	1,513	9	26,993	1,556
North America 3)	37,863	7,986	6,017	85	51,951	14,650
Europe & Latin America 1) 2)	34,179	14,584	13,620	110	62,493	59,737
Middle East & Africa	16,108	6,987	4,275	2	27,372	86
Other 1) 2) 3) 4) 7)	9,491	2,084	—	8,475	20,050	—

Total	140,076	42,774	28,780	8,686	220,316	76,719
1) Of which in Sweden 7)					3,365	53,111
2) Of which in EU 7)					38,783	57,759
3) Of which in the United States 7)					56,332	11,053
4) Of which in China 7)					18,886	530

5)	2016 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”
6)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
7)	Including IPR licensing revenue reported under Other above.